Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, net
Property, Plant and Equipment, net

Note 9 – Property, Plant and Equipment, net

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	December 31,	December 31,
	2024	2023
Machinery and production equipment	$280,100	$245,312
Electronic equipment	3,702	3,806
Office equipment	5,184	5,330
Transportation equipment	63,000	-
Subtotal	351,986	254,448
Less: Accumulated depreciation	(228,716)	(228,504)
Property, plant and equipment, net	$123,270	$25,944

Depreciation expense was $6,519, $199,009 and $229,431 for the years ended December 31, 2024, 2023 and 2022, respectively.